Redeemable Noncontrolling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest
10.	Redeemable Noncontrolling Interest

As a finder’s fee for the 2022 Lilly License, the Company’s consolidated subsidiary Z33 issued 4,900,222 shares of Z33 Series Seed Preferred Shares to Stone Peach. Zura has the right, but not the obligation to purchase up to 50% of the Series Seed Preferred Shares issued to Stone Peach at a price per share of $2.448869 for a period of two years from the date of the agreement (the “Call Option”). Stone Peach has the right, but not the obligation to sell up to 50% of the Series Seed Preferred Shares issued to Stone Peach to Zura for a price per share of $2.040724 (the “Put Option”). As it is not possible to specifically identify the shares that may be redeemed by exercising the Put Option, and the applicable unit of account is each share, the Company assessed that each share must be considered redeemable until the exercise or the expiration of the Put Option. Accordingly, the Z33 Series Seed Preferred Shares issued to Stone Peach represents redeemable noncontrolling interest.

In April 2023, the Company agreed to, within six months of April 24, 2023, exercise its Call Option on 50% of the Z33 Series Seed Preferred Shares previously issued to Stone Peach. The Company agreed to settle its Call Option by issuing 2,000,000 Class A Ordinary Shares. The amended settlement terms represented an extinguishment and reissuance of the Z33 Series Seed Preferred Shares. The $10.9 million difference between the estimated fair value of the new instrument issued and the carrying value of the Z33 Series Seed Preferred Shares was recorded as a deemed dividend to the redeemable noncontrolling interest and as an adjustment to net loss to arrive at net loss attributable to Class A ordinary shareholders in the consolidated statement of operations.

In November 2023, the Company and Stone Peach amended the terms of the agreement, voiding the Company’s obligation to exercise its Call Option, and instead reverting the Company’s rights and obligations under the Call Option back to that of the original agreement. Stone Peach, in addition to the existing Put Option, was granted the right, but not the obligation to sell up to 50% of the Series Seed Preferred Shares issued to Stone Peach to Zura in exchange for 2,000,000 Class A Ordinary Shares (the “Put Right”). Stone Peach may exercise its Put Option and Put Right at any time between April 24, 2024, and April 24, 2028, under the new agreement. The amended settlement terms represented an extinguishment and reissuance of the Z33 Series Seed Preferred Shares. The $9.2 million difference between the estimated fair value of the new instrument issued and the carrying value of the Z33 Series Seed Preferred Shares was recorded as a deemed contribution from the redeemable noncontrolling interest and as an adjustment to net loss to arrive at net loss attributable to Class A ordinary shareholders in the consolidated statement of operations. On March 31, 2024, the redeemable noncontrolling interest was remeasured from its redemption price to its initial carry amount, decreased for the noncontrolling interest’s share of Z33’s net loss, and the difference was recorded as an adjustment to net loss to arrive at net loss attributable to Class A ordinary shareholders for the three months ended March 31, 2024 in the condensed consolidated statement of operations.

As of March 31, 2024, and December 31, 2023, the redeemable noncontrolling interest balance was $11.7 million and $18.7 million, respectively.

13.	Redeemable Noncontrolling Interest

As a finder’s fee for the 2022 Lilly License, the Company’s consolidated subsidiary Z33 issued 4,900,222 shares of Z33 Series Seed Preferred Shares to Stone Peach. Zura has the right, but not the obligation to purchase up to 50% of the Series Seed Preferred Shares issued to Stone Peach at a price per share of $2.448869 for a period of two years from the date of the agreement (the “Call Option”). Stone Peach has the right, but not the obligation to sell up to 50% of the Series Seed Preferred Shares issued to Stone Peach to Zura for a price per share of $2.040724 (the “Put Option”). Stone Peach may exercise its Put Option at any time between the first anniversary and the second anniversary of the transaction. As it is not possible to specifically identify the shares that may be redeemed by exercising the Put Option, and the applicable unit of account is each share, the Company assessed that each share must be considered redeemable until the exercise or the expiration of the Put Option. Accordingly, the Z33 Series Seed Preferred Shares issued to Stone Peach represents redeemable noncontrolling interest.

In April 2023, the Company agreed to, within six months of April 24, 2023, exercise its Call Option on 50% of the Z33 Series Seed Preferred Shares previously issued to Stone Peach. The Company agreed to settle its Call Option by issuing 2,000,000 Class A Ordinary Shares. The amended settlement terms represented an extinguishment and reissuance of the Z33 Series Seed Preferred Shares. The $10.9 million difference between the estimated fair value of the new instrument issued and the carrying value of the Z33 Series Seed Preferred Shares was recorded as a deemed dividend to the redeemable noncontrolling interest and as an adjustment to net loss to arrive at net loss attributable to Class A ordinary shareholders in the consolidated statement of operations.

In November 2023, the Company and Stone Peach amended the terms of the agreement, voiding the Company’s obligation to exercise its Call Option, and instead reverting the Company’s rights and obligations under the Call Option back to that of the original agreement. Stone Peach, in addition to the existing Put Option, was granted the right, but not the obligation to sell up to 50% of the Series Seed Preferred Shares issued to Stone Peach to Zura in exchange for 2,000,000 Class A Ordinary Shares (the “Put Right”). Stone Peach may exercise its Put Option and Put Right at any time between April 24, 2024 and April 24, 2028 under the new agreement. The amended settlement terms represented an extinguishment and reissuance of the Z33 Series Seed Preferred Shares. The $9.2 million difference between the estimated fair value of the new instrument issued and the carrying value of the Z33 Series Seed Preferred Shares was recorded as a deemed contribution from the redeemable noncontrolling interest and as an adjustment to net loss to arrive at net loss attributable to Class A ordinary shareholders in the consolidated statement of operations. On December 31, 2023, the redeemable noncontrolling interest was accreted to its redemption value and the difference was recorded as an adjustment to net loss to arrive at net loss attributable to Class A ordinary shareholders for the year ended December 31, 2023 in the consolidated statement of operations.

As of December 31, 2023 and 2022, the redeemable noncontrolling interest balance was $18.7 million and $10.0 million, respectively.